UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/08

Item 1.  Reports to Stockholders.

Adaptive Allocation

Portfolio

Annual Report

December 31, 2008

1-866-263-9260

www.unusualfund.com

Distributed by Northern Light Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION PORTFOLIO

December 31, 2008

2008 turned out to be one of the worst years in many decades for equity investors.  The S&P 500 benchmark finished the year down 37%.  The Adaptive Allocation Portfolio was down 18% for the same period.

Our intention is to reduce risk in down markets and to increase returns in up markets.  We certainly met our goals for the negative year in 2008.  We are hopeful that our many fundamental stock picking models, as well as our three technical models, will be able to provide positive returns in an up market.  It is, of course, impossible to predict when such a market will occur.  Historically, since 1926, there have been ten bear markets that occurred simultaneously with a recession.  The average magnitude of the DECREASE in stock value for these periods, as represented by the S&P 500, was around 42%. However, one year after the low point of each bear market (not including the current bear market, since that time period has not come to pass), the average return has been PLUS 51%.  Whether this bear market follows historical precedents cannot be known until it runs its course. We will continue to apply our rule-based models with the objective of eliminating emotion, further seeking to meet our stated goals.

The Portfolio name Critical Math has often been confused with the term critical “MASS”, and some people have wondered about the meaning of the name.  As a consequence, we decided to change the name to better reflect what it is that we do.  With our ability to adapt to different market environments and to allocate our assets accordingly, we have adopted the name Adaptive Allocation Portfolio.  It has been suggested to us that this name would better reflect what the fund does and, consequently, allow anyone seeking information on the Portfolio to better access us.

The Fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Adaptive Allocation Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated August 29, 2008 is 3.30%. The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review you insurance contract prospectus for further description of these fees and expenses. For performance information current to the most recent month-end, please call toll-free 866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  An investor should also consider the Fund's investment objective, charges, expenses, and risks carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1- 8 66 -263-9260 .. Please read the prospectus carefully before investing. The Adaptive Allocation Portfolio is distributed by Northern Lights Distributors, LLC, member FINRA www.finra.org / SIPC www.sipc.org

0201-NLD-2/9/2009

Adaptive Allocation Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2008

The Fund's performance figures* for the period ending December 31, 2008, compared to its benchmarks:

	One Year	Inception**- December 31, 2008
Adaptive Allocation Portfolio	(17.99%)	(13.30%)
S&P 500 Total Return Index	(37.00%)	(26.12%)

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is May 22, 2007

Top Ten Industries	% of Net Assets
Telecommunications	4.0%
Oil & Gas	2.4%
Mining	2.3%
Healthcare Products	2.2%
Metal Fabricate/Hardware	2.1%
Energy	2.0%
Software	2.0%
Other, Cash & Cash Equivalents	83.0%
100.0%

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Portfolio's holdings.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2008
	Shares		Value
		COMMON STOCKS - 17.0%
		ENERGY - 2.0%
	2,002	First Solar, Inc. *	$ 276,196

		HEALTHCARE PRODUCTS- 2.2%
	15,696	Inverness Medical Products, Inc. *	296,811

		METAL FABRICATE/HARDWARE - 2.1%
	4,856	Precision Castparts Corp.	288,835

		MINING - 2.3%
	25,302	Cia Vale do Rio Doce, ADR	306,407

		OIL & GAS - 2.4%
	5,275	Occidental Petroleum Corp.	316,447

		SOFTWARE - 2.0%
	10,720	Sybase, Inc. *	265,534

		TELECOMMUNICATIONS - 4.0%
	18,826	Nokia OJY ADR	293,686
	17,891	Tele Norte Leste Participacoes SA ADR	249,043
			542,729

		TOTAL COMMON STOCKS (Cost $2,151,083)	2,292,959

		OPTIONS - 0.6%
		CALL OPTIONS - 0.6%
	405	iShares Russell 2000 Index Fund @ $49 Expires January 2009	87,075
		(cost $ 122,328)

	See accompanying notes to financial statements.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008
	Shares		Value
		SHORT-TERM INVESTMENTS - 82.7%
		INVESTMENT COMPANIES - 82.7%
	2,800,000	Fidelity Institutional Treasury Only Portfolio, .54% **	$ 2,800,000
	2,800,000	Goldman Sachs Financial Square Funds, Federal Fund, .78% **	2,800,000
	2,813,620	Goldman Sachs Financial Square Funds, Government Fund, .70% **	2,813,620
	2,776,166	Goldman Sachs Financial Square Funds, Treasury Instruments Fund, .80% **	2,776,166
		TOTAL SHORT-TERM INVESTMENTS (Cost $11,189,786)	11,189,786

		TOTAL INVESTMENTS - 100.3% (Cost $13,463,197) (a)	$ 13,569,820
		LIABILITIES LESS OTHER ASSETS - (.3%)	(44,977)
		NET ASSETS - 100.0%	$ 13,524,843

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,625,367
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 147,394
		Unrealized depreciation	(202,941)
		Net unrealized appreciation	$ (55,547)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2008.

	ADR - American Depositary Receipt

	See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

ASSETS
Investment securities:
At cost	$ 13,463,197
At value	$ 13,569,820
Dividends and interest receivable	3,205
Prepaid expenses and other assets	586
TOTAL ASSETS	13,573,611

LIABILITIES
Payable for fund shares redeemed	497
Investment advisory fees payable	12,112
Fees payable to other affiliates	9,381
Distribution (12b-1) fees payable	3,075
Shareholder servicing fee	3,074
Accrued expenses and other liabilities	20,629
TOTAL LIABILITIES	48,768
NET ASSETS	$ 13,524,843

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	16,929,761
Accumulated net investment loss	(4,472)
Accumulated net realized loss from security transactions	(3,507,069)
Net unrealized appreciation of investments	106,623
NET ASSETS	$ 13,524,843

Shares of beneficial interest outstanding	1,710,329

Net asset value, offering and redemption price per share	$ 7.91

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2008

INVESTMENT INCOME
Dividends (net of $1,509 of foreign tax withheld)	$ 121,715
Interest	112,452
TOTAL INVESTMENT INCOME	234,167

EXPENSES
Investment advisory fees	145,421
Distribution (12b-1) fees	36,355
Shareholder servicing fees	36,355
Professional fees	31,507
Administrative services fees	27,660
Accounting services fees	20,851
Trustees' fees and expenses	16,807
Transfer agent fees	13,625
Compliance officer fees	10,890
Custodian fees	6,773
Printing and postage expenses	3,113
Insurance expense	519
TOTAL EXPENSES	349,876
Waiver of Distribution (12b-1) fees	(3,354)
NET EXPENSES	346,522
NET INVESTMENT LOSS	(112,355)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from security transactions	(3,115,050)
Net change in unrealized appreciation (depreciation) of investments	278,551
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(2,836,499)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (2,948,854)

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the Period
	Year Ended	Ended
	December 31,	December 31,
	2008	2007 (a)
FROM OPERATIONS
Net investment income (loss)	$ (112,355)	$ 56,882
Net realized loss from security transactions	(3,115,050)	(392,019)
Net change in unrealized appreciation (depreciation) on investments	278,551	(171,928)
Net decrease in net assets resulting from operations	(2,948,854)	(507,065)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(61,715)	-
Net decrease in net assets resulting from distributions to shareholders	(61,715)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,625,738	17,315,073
Net asset value of shares issued in
reinvestment of distributions to shareholders	61,715	-
Payments for shares redeemed	(1,560,595)	(399,454)
Net increase in net assets from shares of beneficial interest	126,858	16,915,619

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,883,711)	16,408,554

NET ASSETS
Beginning of Period	16,408,554	-
End of Period*	$ 13,524,843	$ 16,408,554
* Includes accumulated net investment income (loss) of:	$ (4,472)	$ 56,882

SHARE ACTIVITY
Shares Sold	180,546	1,735,700
Shares Reinvested	7,852	-
Shares Redeemed	(171,685)	(42,084)
Net increase in shares of beneficial interest outstanding	16,713	1,693,616

(a) The Adaptive Allocation Portfolio commenced operations May 22, 2007.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Year	For the Period
	Ended	Ended
	December 31,	December 31,
	2008	2007(1)

Net asset value, Beginning of period	$ 9.69	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.07)	0.04
Net realized and unrealized loss on investments	(1.67)	(0.35)
Total from investment operations	(1.74)	(0.31)

Less distributions from:
Net investment income	(0.04)	-

Net asset value, end of period	$ 7.91	$ 9.69

Total return	(17.99%)	(3.10%)	(3)

Net assets, end of period (000s)	$ 13,525	$ 16,409

Ratio of gross expenses to average net assets (4)	2.41%	2.42%	(5)

Ratio of net expenses to average net assets (4)	2.38%	2.40%	(5)

Ratio of net investment income (loss) to average net assets (4)	(.77%)	0.59%	(5)

Portfolio Turnover Rate	700%	342%	(3)

(1) The Adaptive Allocation Portfolio commenced operations on May 22, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(5) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

1.

ORGANIZATION

The Adaptive Allocation Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, organized on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts.  The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and unit investment trusts and equity and debt securities.

At a meeting of the Trust’s Board of Trustees (the “Board”) held on December 15, 2008, the Board approved, effective December 24, 2008, a proposal to change the name of the fund from “Critical Math Portfolio” to “Adaptive Allocation Portfolio.”

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the securities relevant exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s investments carried at fair value:

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS No. 161”). FAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS No. 161 will have, if any, on the financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds have adopted the provisions of FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.  Generally, the tax authorities can examine all tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and options, amounted to $47,538,852 and $54,209,344, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are supervised under the direction of the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the supervision of the Board, oversees the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front end or contingent sales loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) does not exceed 2.49% per annum of the Portfolio’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 2.49% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 2.49% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 2.49% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  No fees were required to be reimbursed under this agreement for the year ended December 31, 2008.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.

Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing.  The advisor waived service fees in the amount of $3,354 for the year ended December 31, 2008.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $27,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended December 31, 2008 was $1,101 The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended December 31, 2008, the Portfolio incurred expenses of $10,890 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended December 31, 2008, GemCom collected amounts totaling $3,452 for EDGAR and printing services performed.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of December 31, 2008, Midland Life Insurance Company held 100% of the voting securities of the Adaptive Allocation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland Life Insurance Company are also owned beneficially.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions for the following periods was as follows:

As of December 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.  The difference between book and tax undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes in the amount of $4,472.

Capital losses incurred after October 31 within the Portfolio’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer $262,716 of such capital losses.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008

At December 31, 2008, the Portfolio had the following capital loss carry forwards for federal income tax purposes available to offset future capital gains:

Permanent book and tax differences due to net operating losses resulted in reclassification for the period ended December 31, 2008 as follows: a decrease in paid-in capital of $112,716 and an increase in accumulated net investment losses of $112,716.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Adaptive Allocation Portfolio and

Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statement of assets and liabilities of Adaptive Allocation Portfolio (formerly Critical Math Portfolio), a series of shares of beneficial interest of Northern Lights Variable Trust, including the portfolio of investments, as of December 31, 2008, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period May 22, 2007 (commencement of operations) through December 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adaptive Allocation Portfolio as of December 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period May 22, 2007 through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

February 13, 2009

 Adaptive Allocation Portfolio

EXPENSE EXAMPLES

December 31, 2008 (Unaudited)

As a shareholder of the Adaptive Allocation Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period 7/1/08 – 12/31/08*
Actual	$1,000.00	$866.60	$11.59
Hypothetical (5% return before expenses)	$1,000.00	$1012.72	$12.50

*Expenses are equal to the Portfolio’s annualized expense ratio of 2.47%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION

December 31, 2008 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Portfolio.  Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan**(64) Trustee since 2006 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) Other Directorships: AdvisorOne Funds (5 portfolios)	40

Anthony J. Hertl (58)

Trustee since 2006

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust

40
Gary W. Lanzen (54) Trustee since 2006 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company) Other Directorships: AdvisorOne Funds (5 portfolios)	40
Mark H. Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting, Creighton University since 2002) Other Directorships: Lifetime Achievement Mutual Fund (Director and Audit Committee Chairman)	40
Interested Trustees and Officers
Michael Miola*** (56) Trustee since 2006 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds (5 portfolios); Constellation Trust Co.	40

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2008 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2006

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and  CCO, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004)

Other Directorships: N/A

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006)

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2008 (Unaudited)

Re-Approval of Advisory Agreement – Adaptive Allocation Portfolio

In connection with a regular Board meeting held on December 15, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between Critical Math Advisors, LLC (“CMA” or the “Adviser”) and the Trust, on behalf of the Adaptive Allocation Portfolio (the “Portfolio”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Portfolio’s performance compared with key indices.

In its consideration of the re-approval of the Agreement for the Portfolio, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CMA’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Trustees concluded that the Adviser had provided quality services to the Portfolio.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CMA’s past performance as investment adviser to the Portfolio, as well as other factors relating to its track record.  The Board concluded that the Adviser’s performance was acceptable.

 Fees and Expenses.  The Board noted that CMA charges a 1.00% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Portfolio, and expense ratios of a peer group of funds.  The Board then reviewed the contractual arrangements by which the Adviser agreed to reduce its fees and/or absorb expenses of the Portfolio, at least until April 30, 2009, to ensure that Net Annual Fund Operating Expenses will not exceed 2.49% of the average daily net assets, and found it to be beneficial to shareholders.  The Trustees concluded that the Portfolio’s advisory fees and expense ratio were acceptable in light of the quality of the services the Portfolio received from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, the fees are not so high as to warrant an adjustment to reflect economies of scale.

 Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2008 (Unaudited)

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits realized by the Adviser from other activities related to the Portfolio. The Trustees concluded that because of the Portfolio’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser does not appear to be overly profitable as a result of the arrangements with the Portfolio.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the terms of the Advisory Agreement are fair and reasonable and the fees are reasonable in light of the services provided to the Portfolio and that re-approval of the Agreement is in the best interests of the Trust and the Portfolio’s shareholders, and unanimously re-approved the Agreement.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Tony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $13,500

2007 - $13,000

(b)

Audit-Related Fees

2008 - N/A

2007 - N/A

(c)

Tax Fees

2008 - $2,000

2007 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - N/A

2007 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

2008

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $2,000

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/11/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/11/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/11/09